ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)				1 Months Ended	7 Months Ended	9 Months Ended							12 Months Ended			21 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Sep. 01, 2023	Dec. 01, 2021	Feb. 29, 2024	Jan. 23, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2025 HKD ($) shares		Mar. 31, 2024 USD ($) shares		Mar. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2023	Jul. 20, 2023 $ / shares	Dec. 02, 2020 $ / shares	May 21, 2015 USD ($)	May 21, 2015 CNY (¥)	May 21, 2015 HKD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	May 01, 2015 HKD ($)
Common stock, par value | $ / shares	$ 0.0001												$ 0.0001				$ 0.0001
Additional paid in capital, adjustment	$ 16,203,206					$ 10,856,609							$ 16,203,206
Net income per ordinary share, basic | shares						53,569,358	[1]	53,569,358	[1]	50,000,000	[1]	150,146,187
Net income per ordinary share, diluted | shares						53,569,358	[1]	53,569,358	[1]	50,000,000	[1]	150,146,187
Advertising costs						$ 34,900,000				$ 43,500,000
Development costs	3,071,227					3,075,690							3,071,227
Software costs										300,000
Capitalized software costs						166,514				26,130
Restricted cash	3,605					4,815				7,512			3,605
Allowance for credit loss	0					0							0
Impairment charge
Deferred offering costs	1,571,328												1,571,328
Deferred tax assets, valuation allowance	2,353,678					2,435,512							2,353,678
Uncertain tax positions						$ 0				$ 0
Effect of net operating loss carryforwards						25.00%		25.00%
Tax, provisions								$ 2,000,000
Provisions of profits tax						The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.		The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	$ 18,820,140					$ 15,708,555							$ 18,820,140
Gamehaus Inc [Member]
Common stock, par value | $ / shares	$ 0.0001												$ 0.0001		$ 0.0001			$ 0.0001
Additional paid in capital, adjustment	$ 16,193,191												$ 16,193,191		$ 16,193,191
Net income per ordinary share, basic | shares													150,146,187	150,146,187	150,146,187
Net income per ordinary share, diluted | shares													150,146,187	150,146,187	150,146,187
Advertising costs													$ 55,100,000		$ 82,600,000
Development costs	3,071,227												3,071,227		2,776,440
Software costs													300,000		2,800,000
Capitalized software costs	39,167												39,167
Restricted cash	3,605												3,605		8,337
Allowance for credit loss
Impairment charge
Deferred offering costs	1,571,328												1,571,328		270,896
Deferred tax assets, valuation allowance	2,353,678												2,353,678		317,203
Uncertain tax positions	0												$ 0		0
Effect of net operating loss carryforwards													25.00%	25.00%
Tax, provisions														$ 2,000,000
Provisions of profits tax													The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	$ 18,820,140												$ 18,820,140		$ 16,017,992
Gamehaus HK [Member] | Equity Interest Pledge Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage			35.8895%
Gamehaus HK [Member] | VIE Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage													100.00%	100.00%
Gamehaus HK [Member] | Share Transfer Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage				23.2284%
Kuangre SH [Member] | Gamehaus Inc [Member]
Ownership percentage		76.7716%														35.8895%
Kuangre SH [Member] | Equity Interest Pledge Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage			64.1105%
Kuangre SH [Member] | VIE Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage	100.00%			100.00%									23.2284%	23.2284%		64.1105%
Kuangre SH [Member] | Exclusive Services Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage			64.1105%
Mr FengXie [Member] | VIE Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage		23.2284%											23.2284%	23.2284%
Mr FengXie [Member] | Share Transfer Agreements [Member] | Gamehaus Inc [Member]
Ownership percentage				23.2284%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration percentage						58.90%		58.90%					62.50%	62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member] | Gamehaus Inc [Member]
Concentration percentage													62.50%	62.50%	65.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration percentage						26.30%		26.30%					21.50%	21.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member] | Gamehaus Inc [Member]
Concentration percentage													21.50%	21.50%	20.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Concentration percentage						20.50%		20.50%					11.70%	11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member] | Gamehaus Inc [Member]
Concentration percentage													11.70%	11.70%	18.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration percentage						15.10%		15.10%					10.70%	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member] | Gamehaus Inc [Member]
Concentration percentage													10.70%	10.70%	14.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration percentage													10.20%	10.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member] | Gamehaus Inc [Member]
Concentration percentage													10.20%	10.20%	12.50%
Deposit Insurance Regulation [Member]
Deposits																						$ 72,000	¥ 500,000
Deposit Insurance Regulation [Member] | Gamehaus Inc [Member]
Deposits																			$ 72,000	¥ 500,000
Deposit Protection Scheme [Member]
Deposits																						64,000		$ 500,000
Deposit Protection Scheme [Member] | Gamehaus Inc [Member]
Deposits																			64,000		$ 500,000
Singapore Deposit Insurance Corporation [Member]
Deposits																						$ 75,000
Singapore Deposit Insurance Corporation [Member] | Gamehaus Inc [Member]
Deposits																			$ 75,000
HONG KONG
Provisions profits tax rate						8.25%		8.25%
Remaining profit rate						16.50%		16.50%
HONG KONG | Gamehaus Inc [Member]
Provisions profits tax rate													8.25%	8.25%
Remaining profit rate													16.50%	16.50%
Minimum [Member]
VAT rates						6.00%		6.00%
Minimum [Member] | Gamehaus Inc [Member]
VAT rates													6.00%	6.00%
Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate						20.00%
Minimum [Member] | Equity Investments Accounted [Member] | Gamehaus Inc [Member]
Equity investments, rate	20.00%												20.00%
Maximum [Member]
VAT rates						13.00%		13.00%
Maximum [Member] | Gamehaus Inc [Member]
VAT rates													13.00%	13.00%
Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate						49.90%
Maximum [Member] | Equity Investments Accounted [Member] | Gamehaus Inc [Member]
Equity investments, rate	49.90%												49.90%
Other Additional Capital [Member]
Additional paid in capital, adjustment	$ 10,015												$ 10,015
Common Class A [Member]
Converte, shares | shares					34,401,887
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001							$ 0.0001
Common Class B [Member]
Converte, shares | shares					15,598,113
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001							$ 0.0001

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.